Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period End Date	Jul. 31, 2017
Registrant Name	Virtus ETF Trust II
Central Index Key	0001648403
Amendment Flag	false
Document Creation Date	Dec. 01, 2017
Document Effective Date	Dec. 01, 2017
Prospectus Date	Nov. 28, 2017
Virtus Newfleet Dynamic Credit ETF | Virtus Newfleet Dynamic Credit ETF
Risk/Return:
Trading Symbol	BLHY
Virtus Enhanced Short U.S. Equity ETF | Virtus Enhanced Short U.S. Equity ETF
Risk/Return:
Trading Symbol	VESH
Virtus Enhanced U.S. Equity ETF | Virtus Enhanced U.S. Equity ETF
Risk/Return:
Trading Symbol	VESP